Northern Lights Fund Trust

Grant Park Multi-Alternative Strategies Fund

Incorporated herein by reference is the definitive version of the supplement for Grant Park Multi-Alternative Strategies Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on March 6, 2014, (SEC Accession No. 0000910472-14-001028).